Government Grant (Tables)	12 Months Ended
Sep. 30, 2025
Government Grant [Abstract]
Summary of Government Grant

Government Grant
September 30, 2023	10,634
Pledged during the year	239
Released to the statement of comprehensive income	(499)
September 30, 2024	10,374
thereof current	—
thereof non-current	10,374
Pledged during the year	—
Released to the statement of comprehensive income	(505)
September 30, 2025	9,869
thereof current	—
thereof non-current	9,869